Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tangible fixed assets
Balance, at the beginning of the year	$ 2,206,618
Impairment loss on vessels	(103,977)	$ (23,923)	$ (138,848)
Balance, at the end of the year	1,888,583	2,206,618
Cost
Tangible fixed assets
Balance, at the beginning of the year	2,876,548	2,859,172
Additions	13,443	26,618
Disposals	(190,295)
Fully amortized dry-docking component	(14,512)	(9,242)
Balance, at the end of the year	2,685,184	2,876,548	2,859,172
Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the year	(669,930)	(572,742)
Depreciation expense	(81,937)	(82,507)
Disposals	44,731
Impairment loss on vessels	(103,977)	(23,923)
Fully amortized dry-docking component	14,512	9,242
Balance, at the end of the year	(796,601)	(669,930)	(572,742)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	2,203,899
Balance, at the end of the year	1,884,494	2,203,899
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,873,829	2,859,172
Additions	12,073	23,899
Disposals	(190,295)
Fully amortized dry-docking component	(14,512)	(9,242)
Balance, at the end of the year	2,681,095	2,873,829	2,859,172
Vessels | Accumulated depreciation and impairment
Tangible fixed assets
Balance, at the beginning of the year	(669,930)	(572,742)
Depreciation expense	(81,937)	(82,507)
Disposals	44,731
Impairment loss on vessels	(103,977)	(23,923)
Fully amortized dry-docking component	14,512	9,242
Balance, at the end of the year	(796,601)	(669,930)	$ (572,742)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the year	2,719
Balance, at the end of the year	4,089	2,719
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,719
Additions	1,370	2,719
Balance, at the end of the year	4,089	$ 2,719
GAS-three Ltd.
Tangible fixed assets
Loss arising from the sale and leaseback transaction	$ (630)